UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GENTEK INC.                                                                                 Agenda Number:  932862584
--------------------------------------------------------------------------------------------------------------------------
        Security:  37245X203
    Meeting Type:  Annual
    Meeting Date:  15-May-2008
          Ticker:  GETI
            ISIN:  US37245X2036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HENRY L. DRUKER                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KATHLEEN R. FLAHERTY                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN G. JOHNSON, JR.                Mgmt          For                            For

1D     ELECTION OF DIRECTOR: JOHN F. MCGOVERN                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM E. REDMOND, JR.             Mgmt          For                            For

1F     ELECTION OF DIRECTOR: RICHARD A. RUBIN                    Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 HAYES LEMMERZ INTERNATIONAL, INC.                                                           Agenda Number:  932741893
--------------------------------------------------------------------------------------------------------------------------
        Security:  420781304
    Meeting Type:  Annual
    Meeting Date:  17-Jul-2007
          Ticker:  HAYZ
            ISIN:  US4207813043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CURTIS J. CLAWSON                                         Mgmt          For                            For
       GEORGE T. HAYMAKER, JR.                                   Mgmt          For                            For

02     PROPOSAL TO APPROVE AN AMENDMENT TO OUR LONG              Mgmt          For                            For
       TERM INCENTIVE PLAN TO INCREASE THE NUMBER
       OF SHARES RESERVED FOR THE ISSUANCE OF AWARDS
       UNDER THE LONG TERM INCENTIVE PLAN FROM 3,734,554
       SHARES TO 9,734,554.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       ITS FISCAL YEAR ENDING JANUARY 31, 2008.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/25/2008